Document and Entity Information (USD $)	12 Months Ended
	Jan. 01, 2012	Feb. 17, 2012	Jul. 03, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	JOHNSON & JOHNSON
Entity Central Index Key	0000200406
Document Type	10-K
Document Period End Date	Jan. 01, 2012
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--01-01
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Public Float			$ 184,000,000,000
Entity Common Stock, Shares Outstanding		2,745,078,671